FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
Fair Value Measurements on a Recurring Basis
The following table summarizes the bases used to measure certain assets and liabilities at fair value on a recurring basis:

Basis of Fair Value Measurements on a Recurring Basis	Dec 31, 2018				Dec 31, 2017
In millions	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets at fair value:
Cash equivalents [1]	$—	$566	$—	$566	$—	$2,280	$—	$2,280
Marketable securities	—	100	—	100	—	4	—	4
Interests in trade accounts receivable conduits [2]	—	—	—	—	—	—	677	677
Equity securities [3]	16	—	—	16	88	52	—	140
Debt securities: [3]
Government debt [4]	—	700	—	700	—	639	—	639
Corporate bonds	—	983	—	983	—	733	—	733
Derivatives relating to: [5]
Foreign currency	—	226	—	226	—	126	—	126
Commodities	17	93	—	110	47	100	—	147
Total assets at fair value	$33	$2,668	$—	$2,701	$135	$3,934	$677	$4,746
Liabilities at fair value:
Long-term debt including debt due within one year [6]	$—	$20,212	$—	$20,212	$—	$22,603	$—	$22,603
Derivatives relating to: [5]
Interest rates	—	64	—	64	—	4	—	4
Foreign currency	—	149	—	149	—	216	—	216
Commodities	23	189	—	212	31	261	—	292
Total liabilities at fair value	$23	$20,614	$—	$20,637	$31	$23,084	$—	$23,115

1.	Treasury bills, time deposits, and money market funds included in "Cash and cash equivalents" in the consolidated balance sheets and held at amortized cost, which approximates fair value.
2. Included in "Accounts and notes receivable – Other" in the consolidated balance sheets. See Note 16 for additional information on transfers of financial assets.
3. The Company’s investments in debt securities, which are primarily available-for-sale, and equity securities are included in “Other investments” in the consolidated balance sheets.
4. U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.
5. See Note 23 for the classification of derivatives in the consolidated balance sheets.
6. See Note 23 for information on fair value measurements of long-term debt.
For assets and liabilities classified as Level 1 measurements (measured using quoted prices in active markets), total fair value is either the price of the most recent trade at the time of the market close or the official close price, as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.
For assets and liabilities classified as Level 2 measurements, where the security is frequently traded in less active markets, fair value is based on the closing price at the end of the period; where the security is less frequently traded, fair value is based on the price a dealer would pay for the security or similar securities, adjusted for any terms specific to that asset or liability, or by using observable market data points of similar, more liquid securities to imply the price. Market inputs are obtained from well-established and recognized vendors of market data and subjected to tolerance and quality checks.
For derivative assets and liabilities, standard industry models are used to calculate the fair value of the various financial instruments based on significant observable market inputs, such as foreign exchange rates, commodity prices, swap rates, interest rates and implied volatilities obtained from various market sources. Market inputs are obtained from well-established and recognized vendors of market data and subjected to tolerance/quality checks.
For all other assets and liabilities for which observable inputs are used, fair value is derived through the use of fair value models, such as a discounted cash flow model or other standard pricing models. See Note 23 for further information on the types of instruments used by the Company for risk management.
There were no transfers between Levels 1 and 2 in the years ended December 31, 2018 and 2017.
For assets classified as Level 3 measurements, the fair value is based on significant unobservable inputs including assumptions where there is little, if any, market activity. The fair value of the Company’s interests held in trade accounts receivable conduits is determined by calculating the expected amount of cash to be received using the key input of anticipated credit losses in the portfolio of receivables sold that have not yet been collected. Given the short-term nature of the underlying receivables, discount rate and prepayments are not factors in determining the fair value of the interests. See Note 16 for further information on assets classified as Level 3 measurements.
For equity securities calculated at net asset value per share (or its equivalent), the Company had $120 million in private market securities and $29 million in real estate at December 31, 2018. There are no redemption restrictions and the underfunded commitments on these investments were $89 million at December 31, 2018.
The following table summarizes the changes in fair value measurements using Level 3 inputs for the years ended December 31, 2018 and 2017:

Fair Value Measurements Using Level 3 Inputs for Interests Held in Trade Accounts Receivable Conduits [1]	2018	2017
In millions
Balance at Jan 1	$677	$1,237
Gain (loss) included in earnings [2]	3	(8)
Purchases [3]	—	8,910
Settlements [3,4]	(680)	(9,462)
Balance at Dec 31	$—	$677

1.	Included in "Accounts and notes receivable – Other" in the consolidated balance sheets.

2.	Included in "Selling, general and administrative expenses" in the consolidated statements of income.

3.
Presented in accordance with ASU 2016-15. See Note 2 for additional information. In connection with the review and implementation of ASU 2016-15, the Company also changed the prior year value of “Purchases” and "Settlements" due to additional interpretive guidance of the required method for calculating the cash received from beneficial interests in the conduits, including additional guidance from the SEC's Office of the Chief Accountant issued in the third quarter of 2018 that indicated an entity must evaluate daily transaction activity to calculate the value of cash received from beneficial interests in conduits.

4.	Includes noncash transactions of $23 million for the year ended December 31, 2018.

Fair Value Measurements on a Nonrecurring Basis
The following table summarizes the bases used to measure certain assets at fair value on a nonrecurring basis in the consolidated balance sheets in 2018, 2017 and 2016:

Basis of Fair Value Measurements on a Nonrecurring Basis at Dec 31	(Level 1)	(Level 3)	Total Losses
In millions
2018
Assets at fair value:
Long-lived assets and other assets	$—	$—	$(67)
2017
Assets at fair value:
Long-lived assets, intangible assets, other assets and equity method investments	$—	$61	$(955)
Goodwill	$—	$—	$(1,491)
2016
Assets at fair value:
Long-lived assets, other assets and equity method investments	$46	$—	$(296)

2018 Fair Value Measurements on a Nonrecurring Basis
The Company has or will shut down a number of manufacturing and other non-manufacturing facilities and corporate facilities around the world as part of its restructuring programs. In 2018, the manufacturing facilities and related assets and corporate facilities associated with these programs were written down to zero. The impairment charges related to the restructuring programs, totaling $33 million, were included in "Restructuring, goodwill impairment and asset related charges - net" in the consolidated statements of income. See Note 8 for additional information on the Company's restructuring activities.
In 2018, the Company recognized an additional pretax impairment charge of $34 million related primarily to capital additions made to the biopolymers manufacturing facility in Santa Vitoria, Minas Gerais, Brazil, that was impaired in 2017. The assets were written down to zero in 2018. The impairment charge was included in “Restructuring, goodwill impairment and asset related charges - net” in the consolidated statements of income. See Note 8 for additional information on the Company's restructuring activities.

2017 Fair Value Measurements on a Nonrecurring Basis
The Company has or will shut down a number of manufacturing, R&D and corporate facilities around the world as part of the Synergy Program. The manufacturing facilities and related assets (including intangible assets), corporate facilities and data centers associated with this plan were written down to zero in the fourth quarter of 2017. The impairment charges related to the Synergy Program, totaling $87 million, were included in "Restructuring, goodwill impairment and asset related charges - net" in the consolidated statements of income. See Note 8 for additional information on the Company's restructuring activities.

In the fourth quarter of 2017, the Company recognized a $622 million pretax impairment charge related to a biopolymers manufacturing facility in Santa Vitoria, Minas Gerais, Brazil. The Company determined it would not pursue an expansion of the facility’s ethanol mill into downstream derivative products, primarily as a result of cheaper ethane-based production as well as the Company’s new assets coming online on the U.S. Gulf Coast which can be used to meet growing market demands in Brazil. As a result of this decision, cash flow analysis indicated the carrying amount of the impacted assets was not recoverable and the assets were written down to zero in the fourth quarter of 2017. The impairment charge was included in “Restructuring, goodwill impairment and asset related charges - net” in the consolidated statements of income. See Notes 8 and 25 for additional information.

The Company also recognized other pretax impairment charges of $246 million in the fourth quarter of 2017, including charges related to manufacturing assets of $159 million, an equity method investment of $81 million and other assets of $6 million. The assets, classified as Level 3 measurements, were valued at $61 million using unobservable inputs, including assumptions a market participant would use to measure the fair value of the group of assets, which included projected cash flows. The impairment charges were included in "Restructuring, goodwill impairment and asset related charges - net" in the consolidated statements of income. See Notes 8 and 25 for additional information.

In the fourth quarter of 2017, the Company performed its annual goodwill impairment testing utilizing a discounted cash flow methodology as its valuation technique. As a result, the Company determined the fair value of the Coatings & Performance Monomers reporting unit was lower than its carrying amount and recorded an impairment charge of $1,491 million, included in “Restructuring, goodwill impairment and asset related charges - net” in the consolidated statements of income and related to Performance Materials & Coatings. See Note 15 for additional information on the impairment charge.

2016 Fair Value Measurements on a Nonrecurring Basis
As part of the 2016 restructuring plan, the Company shut down a number of manufacturing and corporate facilities. The manufacturing facilities and related assets, corporate facilities and data centers associated with this plan were written down to zero in the second quarter of 2016. The Company also rationalized its aircraft fleet in the second quarter of 2016. Certain aircraft, classified as a Level 3 measurement, were considered held for sale and written down to fair value, using unobservable inputs, including assumptions a market participant would use to measure the fair value of the aircraft. The aircraft were subsequently sold in the second half of 2016. The impairment charges related to the 2016 restructuring plan, totaling $153 million, were included in "Restructuring, goodwill impairment and asset related charges - net" in the consolidated statements of income. See Note 8 for additional information on the Company's restructuring activities.

The Company recognized an impairment charge of $143 million in the fourth quarter of 2016, related to its equity interest in AFSI. This investment, classified as a Level 1 measurement, was written down to $46 million using quoted prices in an active market. The impairment charge was included in “Restructuring, goodwill impairment and asset related charges - net" in the consolidated statements of income. See Notes 8 and 14 for additional information.